Shareholder Report, Average Annual Return (Details) 199070_Shenkman Capital Short Duration High Income Fund_Class F_TSR Annual {Class F}	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Class F
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class F
Average Annual Return, Percent	5.91%	4.49%	3.98%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	2.88%	(0.45%)	1.84%
ICE BofA 0-3 Year US Treasury Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-3 Year US Treasury Total Return Index
Average Annual Return, Percent	4.04%	1.99%	1.83%
ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 0-2 Year Duration BB-B US High Yield Constrained Index
Average Annual Return, Percent	6.12%	5.08%	4.40%